Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of loans and borrowings
	30 June 2026	31 December 2025
	€’000	€’000
Convertible promissory notes (QIND), net of discount	1,694	1,760
Consolidation adjustment	(3)	(3)
Total loans and borrowings	1,691	1,757